Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
LEASES

NOTE 6 — LEASES:

As of December 31, 2024, the Company has several operating building and car lease agreements:

In the second half of 2023, the Company started leasing two office floors and parking spaces in Petah Tikva and at the end of 2023 moved the employees to this location.

The Company leases approximately 3080 square meters (1540 each floor). The lease agreement is effective through October 2028 with an option to extend the lease term through the second lease term, additional 5 years. The Company decided that the lease term for the lease components will include both the Initial Lease Term and the Second Lease Term meaning effective through October 2033.

The average monthly payment for this agreement is approximately $59 thousand.

The Company’s principal executive offices were located in a leased facility in Neve Ilan, Israel until moved to Petah Tikva in December 2023. The Company leased an office space in Neve-Ilan, Israel, that expired in June 2024. The monthly rent for that lease was approximately $3 thousand.

The Company leases vehicles to some of its employees. The lease agreement is effective through July 2026 and the monthly payment in 2024 was approximately $6 thousand.

Nanox Korea leased one vehicle to employee. The lease agreement expired in February 2024. The monthly payment for this agreement in 2024 was less than $1 thousand.

Nanox AI leased offices in Israel under an operating lease agreement which expired in November 2024. The monthly rent payment for this agreement in 2024 was approximately $18 thousand.

Nanox Imaging Inc. leases its offices in the U.S. under operating lease agreement which expired in January 2025. The monthly rent payment for this agreement is approximately $6 thousand.

USARAD Holdings inc. leases its offices in the U.S. under operating lease agreement which expires on December 31, 2027. The monthly rent payment for this agreement is approximately $11 thousand.

The table below presents the effects on the amounts relating to the Company’s total lease costs:

	Year ended December 31,
	2024	2023
Operating lease cost:
Fixed payments	1,118	1,121

Variable Lease Cost	13	-
Total operating lease cost	1,131	1,121

The table below presents supplemental cash flow information related to operating leases:

	Year ended December 31,
	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used in operating leases	1,196	1,446

Right-of-use assets obtained in exchange for lease obligations (non-cash):
Operating leases	-	4,411

The table below presents supplemental balance sheet information related to operating leases:

	December 31,
	2024	2023
Operating leases:
Operating lease right-of-use assets	3,843	4,573

Current maturities of operating leases	745	861
Non-current operating leases	3,640	4,045
Total operating lease liabilities	4,385	4,906

	December 31,
	2024	2023
Weighted average remaining lease term
Operating leases	8.16	8.42

Weighted average discount rate
Operating leases	12.73%	12.12%

The table below presents maturities of operating lease liabilities:

December 31,
2024
2025	805
2026	847
2027	875
2028	773
2029	801
Thereafter	3,041
Total operating lease payments	7,142
Less: imputed interest	2,757
Present value of lease liabilities	4,385